UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2008 Date of Reporting Period: 03/31/2008 Item 1. Schedule of Investments.

Schedule of Investments (UNAUDITED)
Nicholas Money Market Fund, Inc.
AS OF: 03/31/08

Principal	Maturity	Yield to	Amortized
Amount	Date	Maturity	Cost
------------	----------	--------	-----------

COMMERCIAL PAPER -- 100.23%

$1,085,000	Danske Corporation	04/01/2008	3.10%	$1,085,000
500,000	Danske Corporation	04/01/2008	2.95%	500,000
1,055,000	Prudential Financial, Inc.	04/01/2008	3.15%	1,055,000
750,000	American Honda Finance Corporation	04/02/2008	2.88%	749,941
400,000	Parker-Hannifin Corporation	04/02/2008	2.64%	399,971
1,100,000	Verizon Communications Inc.	04/02/2008	3.12%	1,099,906
1,250,000	Wisconsin Electric Power Company	04/02/2008	2.79%	1,249,905
1,250,000	AIG Funding, Inc.	04/03/2008	3.20%	1,249,781
1,000,000	Marshall & Ilsley Corporation	04/03/2008	2.98%	999,837
600,000	ABN AMRO North America Finance, Inc.	04/04/2008	4.62%	599,775
1,625,000	ANZ National (International) Ltd.	04/04/2008	4.48%	1,624,408
735,000	Nordea North America Inc.	04/04/2008	3.06%	734,816
500,000	ABN AMRO North America Finance, Inc.	04/07/2008	2.95%	499,758
1,000,000	Bank of America Corporation	04/07/2008	2.98%	999,512
1,250,000	Marshall & Ilsley Corporation	04/07/2008	2.99%	1,249,390
488,000	Prudential plc	04/07/2008	3.15%	487,748
1,000,000	Barclays U.S. Funding Corp.	04/08/2008	3.93%	999,254
2,000,000	BNP Paribas Finance Inc.	04/08/2008	2.50%	1,999,043
1,500,000	John Deere Capital Corporation	04/08/2008	2.93%	1,499,160
1,250,000	American Honda Finance Corporation	04/09/2008	2.88%	1,249,214
1,250,000	Verizon Communications Inc.	04/09/2008	3.05%	1,249,167
750,000	Verizon Communications Inc.	04/10/2008	3.08%	749,432
685,000	Parker-Hannifin Corporation	04/11/2008	2.74%	684,486
1,750,000	Procter & Gamble International Funding S.C.A.	04/11/2008	2.69%	1,748,712
1,000,000	Danske Corporation	04/14/2008	2.85%	998,989
585,000	Danske Corporation	04/14/2008	2.85%	584,409
355,000	Wal-Mart Stores, Inc	04/14/2008	2.75%	354,654
995,000	Wal-Mart Stores, Inc	04/14/2008	2.80%	994,012
885,000	Nordea North America Inc.	04/15/2008	3.10%	883,933
400,000	Nordea North America Inc.	04/15/2008	3.18%	399,514
600,000	Nordea North America Inc.	04/15/2008	3.08%	599,295
300,000	Nordea North America Inc.	04/15/2008	3.05%	299,650
1,000,000	State Street Corporation	04/16/2008	2.98%	998,779
1,750,000	Wisconsin Electric Power Company	04/16/2008	2.44%	1,748,250
2,000,000	JPMorgan Chase & Co.	04/17/2008	3.78%	1,996,711
500,000	JPMorgan Chase & Co.	04/17/2008	2.85%	499,378
305,000	Parker-Hannifin Corporation	04/18/2008	2.69%	304,618
1,480,000	Prudential Financial, Inc.	04/18/2008	3.05%	1,477,903
2,000,000	W.W. Grainger, Inc.	04/18/2008	2.44%	1,997,733
2,000,000	Chevron Funding Corporation	04/21/2008	2.64%	1,997,111
1,000,000	American Honda Finance Corporation	04/22/2008	2.86%	998,361
1,500,000	Walt Disney Company (The)	04/22/2008	2.80%	1,497,594
2,150,000	Goldman Sachs Group, Inc. (The)	04/23/2008	2.54%	2,146,715
815,000	Walt Disney Company (The)	04/23/2008	2.80%	813,631
350,000	Walt Disney Company (The)	04/23/2008	2.32%	349,512
675,000	AIG Funding, Inc.	04/24/2008	2.64%	673,879
2,250,000	AT&T Inc.	04/24/2008	2.90%	2,245,918
645,000	BNP Paribas Finance Inc.	04/25/2008	2.63%	643,888
400,000	Goldman Sachs Group, Inc. (The)	04/25/2008	2.96%	399,227
500,000	Prudential Financial, Inc.	04/25/2008	2.85%	499,067
2,000,000	Wells Fargo & Company	04/25/2008	2.46%	1,996,773
1,000,000	Danaher Corporation	04/28/2008	2.34%	998,275
1,000,000	State Street Corporation	04/28/2008	2.80%	997,938
880,000	John Deere Bank S.A.	04/29/2008	2.75%	878,152
2,250,000	Pfizer Inc.	04/29/2008	4.59%	2,242,247
1,546,000	Archer-Daniels-Midland Company	04/30/2008	2.90%	1,542,451
1,000,000	Wells Fargo & Company	04/30/2008	2.46%	998,051
1,000,000	American Express Credit Corporation	05/01/2008	3.08%	997,483
1,500,000	American Express Credit Corporation	05/02/2008	3.08%	1,496,099
635,000	AIG Funding, Inc.	05/05/2008	2.80%	633,351
350,000	Nordea North America Inc.	05/05/2008	2.42%	349,215
675,000	Prudential plc	05/06/2008	2.49%	673,392
1,315,000	Wal-Mart Stores, Inc	05/06/2008	2.36%	1,312,034
1,280,000	Siemens Capital Company, LLC	05/07/2008	2.18%	1,277,248
700,000	AT&T Inc.	05/09/2008	2.55%	698,153
600,000	John Deere Capital Corporation	05/12/2008	2.27%	598,476
1,000,000	State Street Corporation	05/12/2008	2.54%	997,153
200,000	ABN AMRO North America Finance, Inc.	05/13/2008	2.96%	199,323
500,000	ABN AMRO North America Finance, Inc.	05/13/2008	2.70%	498,454
460,000	BASF A.G.	05/13/2008	2.81%	458,524
1,719,000	BASF A.G.	05/13/2008	2.86%	1,713,385
800,000	Marshall & Ilsley Corporation	05/14/2008	2.96%	797,229
360,000	American Express Credit Corporation	05/19/2008	3.05%	358,565
500,000	ANZ National (International) Ltd.	05/19/2008	2.99%	498,047
1,000,000	ANZ National (International) Ltd.	05/21/2008	3.06%	995,833
1,000,000	Nestle Capital Corporation	05/22/2008	2.80%	996,118
435,000	Verizon Communications Inc.	05/23/2008	2.55%	433,429
700,000	BNP Paribas Finance Inc.	05/27/2008	2.63%	697,191
750,000	General Electric Capital Corporation	05/28/2008	2.95%	746,568

615,000	ABN AMRO North America Finance, Inc.	05/29/2008	2.60%	612,473
2,000,000	Nestle Capital Corporation	05/29/2008	2.80%	1,991,171
910,000	General Electric Capital Corporation	05/30/2008	2.89%	905,779
500,000	Pfizer Inc.	06/05/2008	2.57%	497,725
500,000	Archer-Daniels-Midland Company	06/24/2008	2.79%	496,815
1,000,000	Archer-Daniels-Midland Company	06/24/2008	2.35%	994,633
275,000	Pfizer Inc.	07/07/2008	2.72%	273,036
1,165,000	General Electric Capital Corporation	07/17/2008	2.39%	1,156,897
485,000	General Electric Capital Corporation	07/24/2008	2.53%	481,207
				-----------
TOTAL Commercial Paper (COST: $85,654,840)				85,654,840
				-----------
VARIABLE RATE SECURITIES -- 0.02%

12,893	American Family Financial Services, Inc.	04/01/2008	1.96%
	(COST: $12,893)			12,893
				-----------

TOTAL SECURITY HOLDINGS -- 100.25%	(COST: $85,667,733)			85,667,733
				-----------

LIABILITIES, NET OF OTHER ASSETS	-- (0.25)%			(208,978)

				-----------
TOTAL NET ASSETS				$85,458,755
				-----------
				-----------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of March 31, 2008, there were no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc. By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer

Date: 05/27/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 05/27/2008 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 05/27/2008